Cover	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2022
Entity File Number	001-40873
Entity Registrant Name	ORION OFFICE REIT INC.
Entity Central Index Key	0001873923
Entity Tax Identification Number	87-1656425
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2325 E. Camelback Road
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	602
Local Phone Number	698-1002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ONL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false